UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                 --------------

 Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Barrington Wilshire, LLC
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 Address:   2001 Wilshire Blvd., Suite 401
            -------------------------------------------------
            Santa Monica, California 90403
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 Form 13F File Number:  28 -  14005
                              -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Russell B. Faucett
              -----------------------------------------------
 Title:       Manager
              -----------------------------------------------
 Phone:       (310) 264-4844
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Signature, Place, and Date of Signing:


  /s/ Russell B. Faucett      Santa Monica, California       April 13, 2011
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        [Signature]                [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                      ---------------

Form 13F Information Table Entry Total:        11
                                      ---------------

Form 13F Information Table ValueTotal:    169,784
                                      ---------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE
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Column 1                     Column 2         Column 3   Column 4    Column 5                Column 6           Column 7
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NAME OF ISSUER               TITLE OF CLASS   CUSIP      VALUE       SHRS OR PRN  SH/  PUT/  INVESTMENT          VOTING
                                                         (x $1000)   AMT          PRN  CALL  DISCRETION        AUTHORITY
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                                                                                                         SOLE      SHARED   NONE
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
ANNALY CAPITAL MANAGEMENT      COM            035710409  3,490       200,000      SH         Sole        200,000
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FRONTIER COMMUNICATIONS        COM            35906A108  3,699       450,000      SH         Sole        450,000
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GOLA LNG LTD BERMUDA           SHS            G9456A100  10,487      410,000      SH         Sole        410,000
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PROMOTORA DE INFORMACIONES S   ADR CL B CONV  74343G303  6,322       530,000      SH         Sole        530,000
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SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP 78467Y107  55,301      308,000      SH         Sole        308,000
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SEADRILL LIMITED               SHS            G82245104  2,524       70,000       SH         Sole        70,000
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SMART MODULAR TECHNOLOGIES     ORD SHS        G82245104  8,303       1,070,000    SH         Sole        1,070,000
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SPDR S&P 500 ETF TR            TR UNIT        78462F103  14,982      113,000      SH         Sole        113,000
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STARWOOD PROPERTY TRUST        COM            85571B105  5,352       240,000      SH         Sole        240,000
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TEEKAY TANKERS                 CL A           Y8565N102  3,347       320,000      SH         Sole        320,000
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ISHARES TR                     RUSSELL 2000   464287655  55,973      665,000      SH         Sole        665,000
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